SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 06, 2021 USD ($) aircraft	Mar. 31, 2021 USD ($) aircraft shares	Mar. 31, 2021 USD ($) aircraft shares	Mar. 31, 2020 aircraft	Dec. 31, 2020 aircraft shares
SUBSEQUENT EVENTS
Number of aircrafts previously under operating leases			5		2
Stock split ratio			18.8886
Share issued as a result of stock split | shares			44,226,587
Common stock shares outstanding | shares					44,359,873
Delayed Draw Term Loan Facility
SUBSEQUENT EVENTS
Amount drawn | $		$ 68,000	$ 68,000
Number of aircrafts previously under operating leases			5
Passenger
SUBSEQUENT EVENTS
Number of aircrafts previously under operating leases			5	3
Subsequent Event
SUBSEQUENT EVENTS
Stock split ratio		18.8886
Share issued as a result of stock split | shares		44,226,587
Fractional shares issued | shares		0	0
Subsequent Event | Delayed Draw Term Loan Facility
SUBSEQUENT EVENTS
Amount drawn | $	$ 12,500	$ 68,000	$ 68,000
Number of aircrafts previously under operating leases	5	5
Subsequent Event | Passenger
SUBSEQUENT EVENTS
Number of aircrafts previously under operating leases		3